DEFERRED TAX ASSETS/(LIABILITIES) (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Schedule of deferred tax assets and liabilities
	2018	2019
	RMB’000	RMB’000

Deferred tax assets	273,022	366,348
Less: Offsetting of deferred tax liabilities	(75,727)	(75,098)
Deferred tax assets (net)	197,295	291,250

Deferred tax liabilities	(139,625)	(136,503)
Less: Offsetting of deferred tax assets	75,727	75,098
Deferred tax liabilities (net)	(63,898)	(61,405)

	133,397	229,845

Schedule of maturity analysis for deferred tax assets and liabilities
	2018	2019
	RMB’000	RMB’000

Deferred tax assets:
- Deferred tax assets to be recovered after more than 12 months	124,666	144,415
- Deferred tax assets to be recovered within 12 months	148,356	221,933
	273,022	366,348

Deferred tax liabilities:
- Deferred tax liabilities to be recovered after more than 12 months	(134,492)	(133,854)
- Deferred tax liabilities to be recovered within 12 months	(5,133)	(2,649)
	(139,625)	(136,503)

Schedule of movement in deferred tax assets
	At January 1 2018	(Charged)/ Credited to the comprehensive income statement	At December 31 2018	(Charged)/ Credited to the comprehensive income statement	At December 31 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax assets:
Impairment provision for receivables	21,331	(3,490)	17,841	(20)	17,821
Impairment provision for fixed assets and construction-in-progress	6,948	(493)	6,455	5,171	11,626
Impairment provision for materials and supplies	7,120	2,335	9,455	(5,045)	4,410
Differences in accounting base and tax base of government grants	25,519	(90)	25,429	(2,178)	23,251
Differences in accounting base and tax base of employee benefits obligations	40,647	5,093	45,740	5,063	50,803
Loss on disposal of fixed assets	30,709	(17,361)	13,348	11,767	25,115
Difference in accounting base and tax base of party organization activity fee	-	7,973	7,973	8,303	16,276
Difference in accounting base and tax base in the recognition of land disposal proceed	-	146,781	146,781	65,236	212,017
Others	-	-	-	5,029	5,029
	132,274	140,748	273,022	93,326	366,348

Schedule of movement in deferred tax liabilities
	At January 1 2018	Charged/ (Credited) to the comprehensive income statement	At December 31 2018	Charged/ (Credited) to the comprehensive income statement	At December 31 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax liabilities:
Differences in accounting base and tax base in recognition of fixed assets	7,863	(2,593)	5,270	(19)	5,251
Differences in accounting base and tax base in recognition of leasehold land payments	66,390	(2,493)	63,897	(2,493)	61,404
Changes in the fair value of available-for-sale financial assets	60,647	-	60,647	-	60,647
Others	10,202	(391)	9,811	(610)	9,201
	145,102	(5,477)	139,625	(3,122)	136,503

Schedule of tax loss carry-forwards and other temporary difference
	2018	2019
	RMB’000	RMB’000

Tax losses that can be carried forward (a)	105,812	142,469
Deductible temporary differences	12,452	12,452
	118,264	154,921

Schedule of tax loss carry-forwards
	2018	2019
	RMB’000	RMB’000

2019	6,371	-
2020	18,478	16,745
2021	22,325	22,090
2022	22,245	22,245
2023	36,393	36,393
2024	-	44,996
	105,812	142,469